Schedule of detailed information about royalty interests and deferred acquisition costs (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Apr. 16, 2019	May 31, 2019	May 31, 2018
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance		$ 17,030,963	$ 2,759,645
Other acquisition costs			19,262
Other additions		459,816
Depletion		(2,415,942)	(3,689,838)
Recoveries		(105,273)	(240,296)
Currency translation adjustments		220,227	441,374
Ending Balance		56,260,383	17,030,963
Historical costs		62,366,163
Accumulated depletion		(6,105,780)
Alamos acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	$ 9,960,221	9,960,221
ValGold acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		8,217,300
Santa Gertrudis acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		15,108,224
COSE acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		2,093,218
15 Mile Stream acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		5,691,629
Matamec acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			1,513,728
Coeur acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			15,965,335
Akasaba West acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			261,753
Coeur stream and royalty interests
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance		12,489,778	0
Other acquisition costs			13,203
Other additions		107,998
Depletion		(2,415,942)	(3,689,838)
Recoveries		(105,273)	(240,296)
Currency translation adjustments		220,227	441,374
Ending Balance		10,296,788	12,489,778
Historical costs		16,402,568
Accumulated depletion		(6,105,780)
Coeur stream and royalty interests | Alamos acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Coeur stream and royalty interests | ValGold acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Coeur stream and royalty interests | Santa Gertrudis acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Coeur stream and royalty interests | COSE acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Coeur stream and royalty interests | 15 Mile Stream acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Coeur stream and royalty interests | Matamec acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			0
Coeur stream and royalty interests | Coeur acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			15,965,335
Alamos Royalty Interests
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance		0	0
Other acquisition costs			0
Other additions		0
Depletion		0	0
Recoveries		0	0
Currency translation adjustments		0	0
Ending Balance		9,960,221	0
Historical costs		9,960,221
Accumulated depletion		0
Alamos Royalty Interests | Alamos acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		9,960,221
Alamos Royalty Interests | ValGold acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Alamos Royalty Interests | Santa Gertrudis acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Alamos Royalty Interests | COSE acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Alamos Royalty Interests | 15 Mile Stream acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Alamos Royalty Interests | Matamec acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			0
Alamos Royalty Interests | Coeur acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			0
Alamos Royalty Interests | Akasaba West acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			0
Other royalty interests
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance		4,541,185	2,759,645
Other acquisition costs			6,059
Other additions		351,818
Depletion		0	0
Recoveries		0	0
Currency translation adjustments		0	0
Ending Balance		36,003,374	4,541,185
Historical costs		36,003,374
Accumulated depletion		0
Other royalty interests | Alamos acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Other royalty interests | ValGold acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		8,217,300
Other royalty interests | Santa Gertrudis acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		15,108,224
Other royalty interests | COSE acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		2,093,218
Other royalty interests | 15 Mile Stream acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		$ 5,691,629
Other royalty interests | Matamec acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			1,513,728
Other royalty interests | Coeur acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			0
Other royalty interests | Akasaba West acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			$ 261,753